Pension benefits Change In Benefit Plan Obligations (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Apr. 30, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligations at beginning of year		$ 159.8	$ 114.7
Interest cost		6.3	4.5	5.6
Current service cost		14.9	11.2
Benefits paid		(2.0)	(1.9)
Change in unrecognized actuarial loss		13.2	22.4
Transfer of members from Seadrill Management AS	(11.9)	(0.4)	(1.7)
Foreign currency translations		(15.7)	10.6
Benefit obligations at end of year		$ 176.1	$ 159.8	$ 114.7